Investment Portfolio - March 31, 2021

(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS - 95.5%
Bath Central School District, G.O. Bond, 4.000%, 6/15/2025	750,000	$861,293
Beacon City School District, G.O. Bond, 2.000%, 6/15/2024	390,000	407,870
Briarcliff Manor, Public Impt., G.O. Bond, 5.000%, 2/1/2023	400,000	435,364
Brighton Central School District, G.O. Bond, 2.125%, 6/15/2025	500,000	528,195
Brookhaven, Public Impt., Recreational Facility Impt., G.O. Bond, 4.000%, 3/15/2025	400,000	442,728
Brookhaven-Comsewogue Union Free School District, School Impt., G.O. Bond, 2.250%, 5/15/2024	500,000	527,160
Buffalo, Public Impt., Recreational Facility Impt., Series A, G.O. Bond, 5.000%, 4/1/2024	250,000	284,530
Buffalo Municipal Water Finance Authority
Series A, Revenue Bond, 4.000%, 7/1/2022	300,000	313,638
Series A, Revenue Bond, 5.000%, 7/1/2023	300,000	330,546
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2039	250,000	295,810
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2043	600,000	707,286
Water Utility Impt., Series A, Revenue Bond, AGM, 5.000%, 7/1/2048	250,000	294,425
Depew Union Free School District, G.O. Bond, 5.000%, 6/1/2021	820,000	826,207
Erie County Fiscal Stability Authority, Series D Revenue Bond, 5.000%, 9/1/2038	1,000,000	1,222,330
Greece Central School District, G.O. Bond, BAM, 2.500%, 6/15/2023	620,000	650,647
Irvington Union Free School District, G.O. Bond, 5.000%, 4/1/2021	250,000	250,000
Kings Park Central School District, School Impt., G.O. Bond, 2.000%, 9/1/2024	415,000	437,273
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	1,175,000	1,380,096
New York City, Public Impt., Subseries D1, G.O. Bond, 4.000%, 12/1/2041	1,650,000	1,905,684
New York City Transitional Finance
Authority, Building Aid
Public Impt., Series S-2, Revenue Bond, 5.000%, 7/15/2023	2,000,000	2,216,340
Series S-1, Revenue Bond, 5.000%, 7/15/2023	820,000	908,699
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond, 5.000%, 11/1/2024.	3,000,000	3,226,230
	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Water & Sewer System
Series A, Revenue Bond, 3.000%, 6/15/2036	1,250,000	$1,325,325
Water Utility Impt., Subseries BB-1, Revenue Bond, 5.000%, 6/15/2046	2,000,000	2,402,780
New York State
Highway Impt., Series A, G.O. Bond, 5.000%, 3/15/2023	510,000	558,109
Water Utility Impt., Series E, Prerefunded Balance, G.O. Bond, 4.250%, 12/15/2041	480,000	493,891
New York State Dormitory Authority
School Impt., Series A, Revenue Bond, 4.000%, 10/1/2038	1,000,000	1,115,550
School Impt., Series A, Revenue Bond, 5.000%, 3/15/2045	1,680,000	2,044,678
School Impt., Series A, Revenue Bond, 4.000%, 3/15/2048	1,950,000	2,182,542
Unrefunded Balance, Series A, Revenue Bond, 5.000%, 2/15/2030	1,500,000	1,833,300
New York State Environmental Facilities Corp.
Water and Sewer, Series A, Revenue Bond, 5.000%, 6/15/2025	300,000	331,374
Water Utility Impt., Series B, Revenue Bond, 4.000%, 8/15/2046	2,000,000	2,239,400
New York State Thruway Authority, Series B, Revenue Bond, 4.000%, 1/1/2038	1,000,000	1,150,320
New York State Urban Development Corp.
Economic Impt., Correctional Facility Impt., Series A, Revenue Bond, 4.000%, 3/15/2046	2,000,000	2,272,600
Series A, Revenue Bond, 5.000%, 3/15/2027	1,250,000	1,512,200
Onondaga County, Public Impt., Telecommunications Impt., G.O. Bond, 5.000%, 5/15/2023	1,000,000	1,100,190
Perinton
G.O. Bond, 3.000%, 12/15/2021	210,000	214,076
G.O. Bond, 4.000%, 12/15/2022	210,000	223,268
G.O. Bond, 4.000%, 12/15/2023	160,000	175,632
Port Authority of New York & New Jersey
Airport & Marina Impt., Consolidated Series 175, Revenue Bond, 5.000%, 12/1/2021	435,000	448,933
Consolidated Series 184, Revenue Bond, 5.000%, 9/1/2025	1,000,000	1,151,340
Rochester, School Impt., Series A, G.O. Bond, AMBAC, 5.000%, 8/15/2022	95,000	101,154
Sachem Central School District, G.O. Bond, 5.000%, 10/15/2023	250,000	280,160
Schenectady, School Impt., G.O. Bond, 2.000%, 12/15/2024	1,485,000	1,566,779

Investment Portfolio - March 31, 2021

(unaudited)

NEW YORK TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Smithtown
Public Impt., Recreational Facility Impt., G.O. Bond, 2.000%, 2/15/2022	675,000	$686,151
Public Impt., Recreational Facility Impt., G.O. Bond, 2.000%, 2/15/2023	435,000	450,195
Suffolk County Water Authority
Prerefunded Balance, Revenue Bond, 4.000%, 6/1/2022	200,000	205,127
Sullivan County, Public Impt., G.O. Bond, 3.000%, 11/15/2023	500,000	531,540
Triborough Bridge & Tunnel Authority
Highway Impt., Series A, Revenue Bond, 5.000%, 11/15/2023	350,000	392,917
Highway Impt., Series A, Revenue Bond, 4.000%, 11/15/2044	500,000	568,030
Series B, Revenue Bond, 5.000%, 11/15/2029	360,000	444,042
Vestal Central School District, G.O. Bond, 2.000%, 6/15/2025	685,000	725,641
	PRINCIPAL AMOUNT1/ SHARES	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Victor Central School District, G.O. Bond, 5.000%, 6/15/2021	275,000	$277,618
Webster Central School District, School Impt., G.O. Bond, 2.000%, 10/15/2021	315,000	318,156

TOTAL MUNICIPAL BONDS (Identified Cost $46,249,043)		47,775,369

U.S. GOVERNMENT AGENCIES - 1.1%

Other Agencies - 1.1%
Freddie Mac Multifamily ML Certificates, Series 2019-ML05, Class AUS, 3.40%, 1/25/2036
(Identified Cost $490,956)	483,556	548,613
SHORT-TERM INVESTMENT - 2.7%
Dreyfus Government Cash Management, Institutional Shares, 0.03%[2]
(Identified Cost $1,351,505)	1,351,505	1,351,505

TOTAL INVESTMENTS - 99.3% (Identified Cost $48,091,504)		49,675,487
OTHER ASSETS, LESS LIABILITIES - 0.7%		359,155
NET ASSETS - 100.0%		$50,034,642

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

1Amount is stated in USD unless otherwise noted.

2Rate shown is the current yield as of March 31, 2021.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2021

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2021 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
New York Municipal Bonds	$47,775,369	$—	$47,775,369	$—
U.S. Treasury and other U.S. Government agencies	548,613	—	548,613	—
Short-Term Investment	1,351,505	1,351,505	—	—
Total assets	$49,675,487	$1,351,505	$48,323,982	$—

There were no Level 3 securities held by the Series as of December 31, 2020 or March 31, 2021.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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